Revenue - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Remaining performance obligation amount	$ 256,800
Performance obligation percentage to be recognized	62.00%
Revenue recognized for variable consideration	$ 80,900	$ 58,600	$ 38,900
Contract assets	38,802	38,447	21,800
Contract liabilities	44,345	41,273	29,900
Contract asset increase due to fulfillment of promises prior to billing	400
Deferred revenue, revenue recognized	$ 40,900	27,800	$ 26,000
Increase in deferred revenue		$ 3,100
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Disaggregation of Revenue [Line Items]
Concentration risk	10.00%		10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Disaggregation of Revenue [Line Items]
Concentration risk		11.00%